Proposed Merger Agreement	6 Months Ended
Jun. 30, 2025
Proposed Merger Agreement [Abstract]
Proposed Merger Agreement

Note 7 –Merger Agreement

On June 23, 2025, the Company filed with the SEC a Schedule 14F-1 Information Statement relating to an anticipated change in the composition of its board of directors, which was effected on July 23, 2025 in connection with the merger completed by and among the Company, a recently formed wholly-owned subsidiary of the Company (“Merger Sub”), and Deep Isolation, Inc., a privately held Delaware corporation (“Deep Isolation”), pursuant to which Merger Sub merged with and into Deep Isolation, with Deep Isolation continuing as the surviving entity (the “Merger”) and as the Company’s wholly-owned subsidiary. As a result of the Merger, we acquired the business of Deep Isolation and changed our name to “Deep Isolation Nuclear, Inc.” The Merger occurred pursuant to an Agreement and Plan of Merger and Reorganization entered into by and among the Company, Deep Isolation and Merger Sub (the “Merger Agreement”). The Merger closed on July 23, 2025.

Deep Isolation is engaged in the development of innovative solutions to secure and dispose of spent nuclear fuel from commercial nuclear reactors. Deep Isolation believes that its horizontal drillhole technology will offer both safety and low cost. While the drilling technology is standard, Deep Isolation is the first company proposing to use this method for the safe isolation of spent nuclear fuel under a billion tons of rock that has demonstrated geologic stability and impermeability. Deep Isolation’s solutions are currently in the development stage, and it has not yet entered into any binding contract with any potential customer to temporarily store or permanently dispose of nuclear waste. Deep Isolation is headquartered in Berkeley, California.

Pursuant to the terms of the Merger Agreement, all outstanding equity interests of Deep Isolation were converted into shares of our common stock, such that the holders of Deep Isolation equity before the effective time of the Merger now own a majority of the outstanding shares of our common stock after the Merger, resulting in a change of control of the Company. Immediately following the effective time of the Merger, we sold 11,012,387 shares of our common stock in a private placement offering (the “Private Placement”) pursuant to subscription agreements by and between the Company and the purchasers of common stock (collectively, the “Subscription Agreement”) at a purchase price of $3.00 per share. The Private Placement closed on July 23, 2025.

The foregoing description of the Merger Agreement and Private Placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the Merger Agreement and the Subscription Agreements. The Merger and Private Placement are further described in greater detail in, and the material agreements related thereto are filed as exhibits to, the Current Report on Form 8-K filed by the Company with the SEC on July 28, 2025.